Long-term investments - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Cash and cash equivalents	$ 37,646	$ 54,853	$ 86,184
Accounts receivable	73,054	88,077
Inventory	53,526	67,530
Total current assets	169,886	216,783
Property, plant and equipment (note 9)	41,956	69,489
Intangible assets	5,277	6,822
Goodwill (note 11)	2,876	3,066	$ 2,958
Total assets	291,621	355,748
Accounts payable	88,123	95,374
Current portion of provisions	0	15,156
Total current liabilities	109,268	134,837
Long-term portion of provisions	19,067	30,957
Other long-term liabilities	4,343	5,115
Total liabilities	154,596	195,300
Cespira Joint Venture
Schedule of Investments [Line Items]
Cash and cash equivalents	10,305
Accounts receivable	21,000
Inventory	7,414
Prepaids	1,471
Total current assets	40,190
Property, plant and equipment (note 9)	40,901
Intangible assets	7,087
Goodwill (note 11)	563
Total assets	88,742	$ 0
Accounts payable	16,527
Current portion of provisions	2,128
Other current liabilities	1,910
Total current liabilities	20,565
Long-term portion of provisions	532
Other long-term liabilities	569
Total liabilities	21,666
Net assets	$ 67,075